Leases and Other Commitments (Tables)	9 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 28, 2024
Leases and Other Commitments [Line Items]
Schedule of Supplemental Balance Sheet Disclosures
The following table presents
right-of-use
lease assets and lease liabilities included in the Company’s Condensed Consolidated Balance Sheets:

	March 28, 2025	June 28, 2024
	(in millions)
Operating lease right-of-use assets (included in other non-current assets)	$216	$179
Operating lease liabilities:
Current portion of long-term operating lease liabilities (included in accrued expenses)	24	11
Long-term operating lease liabilities (included in other liabilities)	196	171

Total operating lease liabilities	$220	$182

Schedule of Supplemental Cash Flow
The following table summarizes supplemental
disclosures
of operating
cost
and cash flow information related to operating leases:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
Cost of operating leases	$27	$20
Cash paid for operating leases	22	22
Operating lease assets obtained in exchange for operating lease liabilities	43	167
The weighted average
remaining
lease term and discount rate for the
Company’s
operating leases were as follows:

	March 28, 2025	June 28, 2024
Weighted average remaining lease term in years	11.3	13.7
Weighted average discount rate	7.3%	7.5%

Schedule of Minimum Lease Payments
As of March 28, 2025, minimum lease payments were as follows:

Lease Amounts
(in millions)
Minimum lease payments by fiscal year:
Remaining three months of 2025	$9
2026	38
2027	34
2028	28
2029	24
Thereafter	202

Total future minimum lease payments	335
Less: Imputed interest	115

Present value of lease liabilities	$220

Schedule of Minimum Long-Term Commitments	As of March 28, 2025, the Company had the following minimum long-term commitments:

Long-term commitments
(in millions)
Fiscal year:
Remaining three months of 2025	$26
2026	372
2027	583
2028	570
2029	570
Thereafter	660

Total	$2,781

The Flash Business of Western Digital Corporation [Member]
Leases and Other Commitments [Line Items]
Schedule of Supplemental Balance Sheet Disclosures
The following table presents
right-of-use-lease
assets and lease liabilities included in the Business’s Combined Balance Sheets:

	June 28, 2024	June 30, 2023
	(in millions)
Operating lease right-of-use assets (included in other non-current assets)	$179	$93
Operating lease liabilities:
Current portion of long-term operating lease liabilities (included in accrued expenses)	11	13
Long-term operating lease liabilities (included in other liabilities)	172	87

Total operating lease liabilities	$183	$100

Schedule of Supplemental Cash Flow
The following tables summarize supplemental disclosures of operating cost and cash flow information related to operating leases:

	Years ended
	June 28, 2024	June 30, 2023	July 1, 2022
	(in millions)
Cost of operating leases	$29	$21	$22
Cash paid for operating leases	30	14	10
Operating lease assets obtained in exchange for operating lease liabilities	167	3	107
Decrease in operating lease liabilities and right-of-use assets due to lease remeasurement	71	—	—

The weighted average remaining lease term and discount rate for the Business’s operating leases were as follows:

	2024	2023
Weighted average remaining lease term in years	13.7	7.8
Weighted average discount rate	7.5%	3.0%

Schedule of Minimum Lease Payments
As of June 28, 2024, minimum lease payments were as follows:

Lease Amounts
(in millions)
2025	$23
2026	22
2027	21
2028	19
2029	19
Thereafter	199

Total future minimum lease payments	303
Less: Imputed interest	120

Present value of lease liabilities	$183

Schedule of Minimum Long-Term Commitments	As of June 28, 2024, the Business had the following minimum long-term commitments:

Long-term commitments
(in millions)
Fiscal year:
2025	$43
2026	51
2027	32
2028	20
2029	20
Thereafter	110

Total	$276